Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization

Note 1: Organization and Basis of Presentation

Organization

Hilton Worldwide Holdings Inc. (the “Parent,” or together with its subsidiaries, “Hilton,” “we,” “us,” “our” or the “Company”), a Delaware corporation, is one of the largest hospitality companies in the world and is engaged in managing, franchising, owning and leasing hotels and resorts, including timeshare properties. As of March 31, 2017, we managed, franchised, owned or leased 4,982 hotel and resort properties, totaling 812,341 rooms in 103 countries and territories.

On March 15, 2017, HNA Tourism Group Co., Ltd. and certain of its affiliates (together, “HNA”) acquired 82.5 million shares of Hilton common stock, representing approximately a 25.0 percent equity interest in the common stock of the Parent, from affiliates of The Blackstone Group L.P. (“Blackstone”). As of March 31, 2017, HNA and affiliates of Blackstone beneficially owned approximately 25.0 percent and 15.2 percent of our common stock, respectively.

Spin-offs

On January 3, 2017, we completed the spin-offs of a portfolio of hotels and resorts, as well as our timeshare business, into two independent, publicly traded companies: Park Hotels & Resorts Inc. (“Park”) and Hilton Grand Vacations Inc. (“HGV”), respectively, (the “spin-offs”). See Note 3: “Discontinued Operations” for additional information.

Reverse Stock Split

On January 3, 2017, we completed a 1-for-3 reverse stock split of Hilton’s outstanding common stock (the “Reverse Stock Split”). The authorized number of shares of common stock was reduced from 30,000,000,000 to 10,000,000,000, par value remained $0.01 per share and the authorized number of shares of preferred stock remained 3,000,000,000. Stockholders entitled to fractional shares as a result of the Reverse Stock Split received a cash payment in lieu of receiving fractional shares. All share and share-related information presented in these condensed consolidated financial statements have been retroactively adjusted in all periods presented to reflect the decreased number of shares resulting from the Reverse Stock Split. The retroactive adjustments resulted in the reclassification of $7 million from common stock to additional paid-in capital in the condensed consolidated balance sheets for all periods presented.

Basis of Presentation

The accompanying condensed consolidated financial statements for the three months ended March 31, 2017 and 2016 have been prepared in accordance with United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) and are unaudited. We have condensed or omitted certain information and footnote disclosures normally included in financial statements presented in accordance with U.S. GAAP. Although we believe the disclosures made are adequate to prevent the information presented from being misleading, these financial statements should be read in conjunction with the consolidated financial statements and notes thereto in our Annual Report on Form 10-K for the fiscal year ended December 31, 2016.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and, accordingly, ultimate results could differ from those estimates. Additionally, interim results are not necessarily indicative of full year performance.

These condensed consolidated financial statements present the condensed consolidated financial position of Hilton as of March 31, 2017 and December 31, 2016 and the results of operations of Hilton for the three months ended March 31, 2017 and 2016 giving effect to the spin-offs, with the historical financial results of Park and HGV reflected as discontinued operations. Unless otherwise indicated, the information in the notes to the condensed consolidated financial statements refer only to Hilton’s continuing operations and do not include discussion of balances or activity of Park or HGV.

Principles of Consolidation

In our opinion, the accompanying condensed consolidated financial statements reflect all adjustments, including normal recurring items, considered necessary for a fair presentation of the interim periods. All material intercompany transactions have been eliminated in consolidation.

Reclassifications

Certain amounts in previously issued financial statements have been reclassified to conform to the presentation following the spin-offs, which includes the reclassification of the financial position and results of operations of Park and HGV as discontinued operations as of December 31, 2016 and as of and for the three months ended March 31, 2016. Additionally, certain line items in the condensed consolidated statements of operations have been revised to reflect the operating structure of Hilton subsequent to the spin-offs. The primary change to the condensed consolidated statements of operations is the disaggregation of management and franchise fee revenues.

Note 1: Organization

Organization

Hilton Worldwide Holdings Inc. (the “Parent,” or together with its subsidiaries, “Hilton,” “we,” “us,” “our” or the “Company”), a Delaware corporation, is one of the largest hospitality companies in the world and is engaged in managing, franchising, owning and leasing hotels and resorts, including timeshare properties. As of December 31, 2016, we managed, franchised, owned or leased 4,922 hotel and resort properties, totaling 804,097 rooms in 104 countries and territories.

As of December 31, 2016, affiliates of The Blackstone Group L.P. (“Blackstone”) beneficially owned approximately 40.3 percent of our common stock. In March 2017, HNA Tourism Group Co., Ltd (“HNA”) and certain of its affiliates completed the acquisition of a 25 percent equity interest in Hilton from affiliates of Blackstone, see Note 26: “Subsequent Events” for additional information.

Spin-offs

On January 3, 2017, we completed the spin-offs of a portfolio of hotels and resorts, as well as our timeshare business, into two independent, publicly traded companies: Park Hotels & Resorts Inc. (“Park”) and Hilton Grand Vacations Inc. (“HGV”), respectively, (the “spin-offs”). See Note 3: “Discontinued Operations” for additional information.

Reverse Stock Split

On January 3, 2017, we completed a 1-for-3 reverse stock split of Hilton’s outstanding common stock (the “Reverse Stock Split”). The authorized number of shares of common stock was reduced from 30,000,000,000 to 10,000,000,000, par value remained $0.01 per share and the authorized number of shares of preferred stock remained 3,000,000,000. Stockholders entitled to fractional shares as a result of the Reverse Stock Split received a cash payment in lieu of receiving fractional shares. All share and share-related information presented in these consolidated financial statements have been retroactively adjusted to reflect the decreased number of shares resulting from the Reverse Stock Split. The retroactive adjustments resulted in the reclassification of $7 million from common stock to additional paid-in capital in the consolidated balance sheets and consolidated statements of stockholders’ equity for all periods presented.